Mixed Company:	9 Months Ended
Sep. 30, 2016
Mixed Company: [Abstract]
Mixed Company:

Note 8.      Mixed Company:

On August 7, 2016, we executed an agreement ("Mixed Company Agreement") with Venezuela for the formation of a jointly owned company ("Mixed Company") and more recently, together with Venezuela, we established Empresa Mixta Ecosocialista Siembra Minera, S.A., the Mixed Company that will develop the Brisas Cristinas Project.

The Mixed Company is beneficially owned 55% by Venezuela and 45% by Gold Reserve and irrespective of the timing of the payments related to the Award and/or the Mining Data, the parties will retain their respective interest in the Mixed Company in the event the agreed upon payments are not made by Venezuela. The Mixed Company will, among other things, hold the gold, copper, silver and other strategic mineral rights to an area within Bolivar State, including the Brisas Cristinas Project, have a term of 40 years (20 years with two 10 year extensions), be authorized, via Presidential Decrees and Ministerial and Central Bank resolutions, to carry-on it's business, pay a net smelter return royalty to Venezuela on the sale of gold, copper, silver and any other strategic minerals over the life of the project and provide net profits participation in accordance with an agreed upon formula resulting in specified respective percentages based on the sales price of gold per ounce.

We expect to assist Venezuela in the completion of financing(s) to fund the estimated $2.1 billion of anticipated capital costs of the Brisas Cristinas Project and to provide to the Mixed Company, under a technical services agreement, engineering, procurement and construction services and upon commencement of commercial production operational technical assistance.

 Under the terms of the Mixed Company Agreement, if Venezuela enters into an agreement with other third parties to perform similar activities on another mining project in the designated mining area (the" Mining Arc") with terms and conditions that are more favorable than the tax and fiscal incentives provided the Mixed Company, Venezuela has agreed to use its best efforts to grant to the Mixed Company similar terms. Venezuela has also agreed to indemnify the Company against any future legal actions associated with the Brisas Cristinas Project.

The Company incurred costs of $0.8 million and $1.4 million for the three and nine months ended September 30, 2016, respectively associated with the legal negotiation of the Mixed Company Agreement and the establishment of Empresa Mixta Ecosocialista Siembra Minera, S.A.